Revenues - Schedule of Operating Sales (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Sales [Abstract]
Sales of grains	R$ 563,828	R$ 442,530	R$ 420,072
Sales of cotton	99,146	90,583	79,800
Sales of sugarcane	199,604	325,265	239,313
Sales of beef cattle	40,591	26,457	31,362
Lease	13,443	11,868	17,833
Other revenues	5,604	5,026	7,400
Gross operating revenue	922,216	901,729	795,780
Sales deductions
Taxes on sales	(30,564)	(24,286)	(24,654)
Net revenue	R$ 891,652	R$ 877,443	R$ 771,126